KAIXIN DECONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2021
KAIXIN DECONSOLIDATION
Schedule of calculation of gain (loss) on deconsolidation

On June 25, 2021, the Company calculated a gain regarding the deconsolidation of the Kaixin as follows.

As of June 25,
2021
Fair value of retaining noncontrolling interest in Kaixin	$111,309
Preferred shares of Kaixin	6,000
Carrying amount of noncontrolling interest in Kaixin	23,608
Less: Net assets of Kaixin	(17,250)
Gain on deconsolidation of Kaixin	$123,667

Summary of disclosures of discontinued operations

As of December 31,
2020

Cash and cash equivalents	$3,162
Prepaid expenses and other current assets	43,624
Property and equipment, net	45
Long-term investments	—
Right-of-use assets	74
Other non-current assets	1,562
Assets classified as held for sale	$48,467

Accounts payable	402
Accrued expenses and other current payables	14,683
Amount due to related parties	2,960
Short-term debt	15,257
Income tax payable	4,042
Advance from customers	1,863
Lease liabilities– current	39
Warrant Liability	1,690
Lease liabilities – non-current	26
Liabilities classified as held for sale	$40,962

			For the period
			from January 1
	For the years ended December 31,		to June 24,
	2019	2020	2021

Net cash (used in) provide by operating activities	(4,745)	(3,878)	870
Net cash provided by investing activities	1,223	—	—
Net cash (used in) provide by financing activities	(6,328)	3,917	267

			For the period
			from January 1
	For the years ended December 31,		to June 24,
	2019	2020	2021

Major classes of line items constituting pretax profit of discontinued operations
Net revenues	$334,697	$33,160	$3,791
Cost of revenues	(340,174)	(32,160)	(3,766)
Selling, research and development, and general and administrative expenses	(53,866)	(7,256)	(9,953)
Other income	840	586	43
Interest income	69	5	—
Interest expense	(4,057)	(1,183)	(257)
Impairment of goodwill	(74,091)	—	—
Impairment of long-term investments	—	—	(646)
Fair value change of contingent consideration	65,594	—	—
Loss from the operations of the discontinued operations, before income tax	(70,988)	(6,848)	(10,788)
Income tax benefit (expenses)	1,920	1,528	(108)
Loss from the operations of the discontinued operations, net of tax	(69,068)	(5,320)	(10,896)

Gain on deconsolidation of the subsidiaries, net of tax	—	—	123,667

(Loss) income from the discontinued operations, net of tax	$(69,068)	$(5,320)	$112,771